Restricted Net Assets (Details) (PRC subsidiaries, VIE and VIE's subsidiaries [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
PRC subsidiaries, VIE and VIE's subsidiaries [Member]
Schedule of Restricted Net Assets [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Restricted net assets	$ 66,533	$ 30,482